UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      284,261
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Arch Coal Ord Shs                         Option         039380100    1,171   170,000 SH  CALL DEFINED (1)            X      0    0
Ancestry.com Ord Shs                      Option         032803108    1,652    60,000 SH  PUT  DEFINED (1)            X      0    0
America's Car-Mart Ord Shs                Common         03062T105    9,104   234,332 SH       DEFINED (1)            X      0    0
Arcos Dorados Holdings Ord Shs Class A    Common         G0457F107    2,950   199,598 SH       DEFINED (1)            X      0    0
Ascent Media Ord Shs Series A             Common         043632108    4,783    92,425 SH       DEFINED (1)            X      0    0
Athena Health Ord Shs                     Option         04685W103    2,375    30,000 SH  PUT  DEFINED (1)            X      0    0
Cloud Peak Energy Ord Shs                 Common         18911Q102      877    51,891 SH       DEFINED (1)            X      0    0
Coca-Cola Ord Shs                         Common         191216100    1,462    18,699 SH       DEFINED (1)            X      0    0
Consol Energy Ord Shs                     Common         20854P109      440    14,558 SH       DEFINED (1)            X      0    0
Diamond Foods Ord shs                     Option         252603105    1,906   100,000 SH  CALL DEFINED (1)            X      0    0
Dreamworks Animation Ord shs              Common         26153C103    1,525    80,000 SH       DEFINED (1)            X      0    0
Dreamworks Animation Ord shs              Option         26153C103    4,765   250,000 SH  CALL DEFINED (1)            X      0    0
EchoStar Ord Shs                          Common         278768106    7,492   283,584 SH       DEFINED (1)            X      0    0
Electronic Arts Ord Shs                   Common         285512109    3,273   265,000 SH       DEFINED (1)            X      0    0
EXCO Resources Ord Shs                    Common         269279402      356    46,953 SH       DEFINED (1)            X      0    0
Facebook Common                           Common         30303M102    3,110   100,000 SH       DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                      Common         373200302    4,071   158,594 SH       DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                      Option         373200302    7,064   275,200 SH  CALL DEFINED (1)            X      0    0
Google Inc                                Common         38259P508    6,400    11,033 SH       DEFINED (1)            X      0    0
Graco Ord Shs                             Common         384109104    1,889    41,000 SH       DEFINED (1)            X      0    0
Graftech International Ord Shs            Common         384313102    2,851   295,470 SH       DEFINED (1)            X      0    0
Harsco Ord Shs                            Common         415864107    1,655    81,226 SH       DEFINED (1)            X      0    0
HCA Holdings Ord Shs                      Common         40412C101    4,802   157,790 SH       DEFINED (1)            X      0    0
Hartford Financial Services Ord Shs       Option         416515104   22,919 1,300,000 SH  PUT  DEFINED (1)            X      0    0
Home Loan Servicing Solutions Ord Shs     Common         G6648D109    4,876   363,856 SH       DEFINED (1)            X      0    0
Ingram Micro Inc CL A                     Common         457153104    3,598   205,971 SH       DEFINED (1)            X      0    0
IntraLinks Holdings Ord Shs               Common         46118H104    4,818 1,100,000 SH       DEFINED (1)            X      0    0
Invacare Ord Shs                          Common         461203101    6,843   443,510 SH       DEFINED (1)            X      0    0
Ishares Russell 2000 Index ETF            Option         464287655   14,599   183,500 SH  CALL DEFINED (1)            X      0    0
JC Penney Ord Shs                         Common         708160106    5,338   229,000 SH       DEFINED (1)            X      0    0
JC Penney Ord Shs                         Option         708160106   14,103   605,000 SH  CALL DEFINED (1)            X      0    0
Lear Ord Shs                              Common         521865204    6,784   179,798 SH       DEFINED (1)            X      0    0
Liberty Media Liberty Cap Ord Shs Class A Common         530322106    5,103    58,053 SH       DEFINED (1)            X      0    0
Markel Ord Shs                            Common         570535104    5,432    12,297 SH       DEFINED (1)            X      0    0
Market Vectors Gold Miners ETF            Gold Miner ETF 57060U100    5,296   118,294 SH       DEFINED (1)            X      0    0
Move Ord Shs                              Common         62458M207    2,411   265,282 SH       DEFINED (1)            X      0    0
Occidental Petroleum Ord Shs              Option         674599105    6,133    71,500 SH  CALL DEFINED (1)            X      0    0
Pan American Silver Ord Shs               Option         697900108    3,376   200,000 SH  CALL DEFINED (1)            X      0    0
Pan American Silver Ord Shs               Common         697900108    1,604    95,000 SH       DEFINED (1)            X      0    0
Rackspace Ord Shs                         Option         750086100    2,197    50,000 SH  PUT  DEFINED (1)            X      0    0
Radioshack Ord Shs                        Option         750438103    1,794   467,300 SH  CALL DEFINED (1)            X      0    0
SanDisk Ord Shs                           Common         80004C101    3,174    87,000 SH       DEFINED (1)            X      0    0
Semgroup Ord Shs Class A                  Common         81663A105   20,878   653,883 SH       DEFINED (1)            X      0    0
Smith and Wesson Holding Ord Shs          Common         831756101    4,900   590,000 SH       DEFINED (1)            X      0    0
SPDR Gold Shares ETF                      Gold ETF       78463V107    5,299    34,146 SH       DEFINED (1)            X      0    0
SPDR Gold Shares ETF                      Option         78463V107   24,691   159,100 SH  CALL DEFINED (1)            X      0    0
S&P 500 Index ETF                         Option         78462F103    3,634    26,700 SH  PUT  DEFINED (1)            X      0    0
SunTrust Banks Ord Shs                    Option         867914103   12,115   500,000 SH  CALL DEFINED (1)            X      0    0
SunTrust Banks Ord Shs                    Common         867914103    2,835   117,000 SH       DEFINED (1)            X      0    0
True Religion Apparel Ord Shs             Common         89784N104    5,703   196,800 SH       DEFINED (1)            X      0    0
ViaSat Ord Shs                            Common         92552V100    2,611    69,130 SH       DEFINED (1)            X      0    0
WalMart Stores Ord Shs                    Common         931142103      697    10,000 SH       DEFINED (1)            X      0    0
WEBMD Health Ord Shs                      Common         94770V102    4,527   220,710 SH       DEFINED (1)            X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.